Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	1-11527
Entity Registrant Name	SERVICE PROPERTIES TRUST
Entity Central Index Key	0000945394
Entity Tax Identification Number	04-3262075
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Two Newton Place
Entity Address, Address Line Two	255 Washington Street
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458-1634
City Area Code	617
Local Phone Number	964-8389
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	SVC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false